Share-based Payments (Details)	12 Months Ended
	Dec. 31, 2018 shares £ / shares	Dec. 31, 2017 shares £ / shares	Dec. 31, 2016 shares £ / shares
DateOfGrantLineItems [Line Items]
Beginning of the year	4,529,894	3,289,394	1,232,294
Granted	110,000	1,351,250	2,071,600
Exercised
Forfeited	(1,460,372)	(110,750)	(14,500)
End of the year	3,179,522	4,529,894	3,289,394
31 December 2008 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008
Beginning of the year	26,122	26,122	26,122
Granted
Exercised
Forfeited	26,122
End of the year		26,122	26,122
Exercise Price | £ / shares	1.425	1.425	1.425
31 December 2008 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 31, 2008	Dec. 31, 2008	Dec. 31, 2008
Beginning of the year	3,000	3,000	15,500
Granted
Exercised
Forfeited	3,000		(12,500)
End of the year		3,000	3,000
Exercise Price | £ / shares	3.985	3.985	3.985
1 April 2010 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Apr. 01, 2010	Apr. 01, 2010	Apr. 01, 2010
Beginning of the year	25,110	25,110	25,110
Granted
Exercised
Forfeited
End of the year	25,110	25,110	25,110
Exercise Price | £ / shares	4.00	4.00	4.00
20 August 2010 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Aug. 20, 2010	Aug. 20, 2010	Aug. 20, 2010
Beginning of the year	41,766	41,766	41,766
Granted
Exercised
Forfeited
End of the year	41,766	41,766	41,766
Exercise Price | £ / shares	4.19	4.19	4.19
13 September 2011 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Sep. 13, 2011	Sep. 13, 2011	Sep. 13, 2011
Beginning of the year	3,000	3,000	3,000
Granted
Exercised
Forfeited
End of the year	3,000	3,000	3,000
Exercise Price | £ / shares	4.19	4.19	4.19
20 April 2012 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Apr. 20, 2012	Apr. 20, 2012	Apr. 20, 2012
Beginning of the year	35,796	35,796	35,796
Granted
Exercised
Forfeited	4,000
End of the year	31,796	35,796	35,796
Exercise Price | £ / shares	4.19	4.19	4.19
9 May 2014 [Member]
DateOfGrantLineItems [Line Items]
Grant date	May 09, 2014	May 09, 2014	May 09, 2014
Beginning of the year	200,000	200,000	200,000
Granted
Exercised
Forfeited
End of the year	200,000	200,000	200,000
Exercise Price | £ / shares	0.075	0.075	0.075
30 June 2014 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2014
Beginning of the year	880,000	880,000	880,000
Granted
Exercised
Forfeited	450,000
End of the year	430,000	880,000	880,000
Exercise Price | £ / shares	0.075	0.075	0.075
11 July 2014 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Jul. 11, 2014	Jul. 11, 2014	Jul. 11, 2014
Beginning of the year	2,000	3,000	5,000
Granted
Exercised
Forfeited		1,000	(2,000)
End of the year	2,000	2,000	3,000
Exercise Price | £ / shares	0.075	0.075	0.075
31 October 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year	50,000	50,000
Granted			50,000
Exercised
Forfeited
End of the year	50,000	50,000	50,000
Exercise Price | £ / shares	1.710	1.710	1.710
31 October 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Oct. 31, 2016	Oct. 31, 2016	Oct. 31, 2016
Beginning of the year	607,600	607,600
Granted			607,600
Exercised
Forfeited	139,375
End of the year	468,225	607,600	607,600
Exercise Price | £ / shares	2.680	2.680	2.680
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	8,000	8,000
Granted			8,000
Exercised
Forfeited
End of the year	8,000	8,000	8,000
Exercise Price | £ / shares	1.550	1.550	1.550
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	10,000	10,000
Granted			10,000
Exercised
Forfeited
End of the year	10,000	10,000	10,000
Exercise Price | £ / shares	1.700	1.700	1.700
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date		Dec. 14, 2016	Dec. 14, 2016
Beginning of the year		3,000
Granted			3,000
Exercised
Forfeited		3,000
End of the year			3,000
Exercise Price | £ / shares		1.710	1.710
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date		Dec. 14, 2016	Dec. 14, 2016
Beginning of the year		3,000
Granted			3,000
Exercised
Forfeited		3,000
End of the year			3,000
Exercise Price | £ / shares		1.730	1.730
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date		Dec. 14, 2016	Dec. 14, 2016
Beginning of the year		3,000
Granted			3,000
Exercised
Forfeited		3,000
End of the year			3,000
Exercise Price | £ / shares		1.740	1.740
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	40,000	40,000
Granted			40,000
Exercised
Forfeited	7,500
End of the year	32,500	40,000	40,000
Exercise Price | £ / shares	1.880	1.870	1.870
14 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 14, 2016	Dec. 14, 2016	Dec. 14, 2016
Beginning of the year	40,000	40,000
Granted			40,000
Exercised
Forfeited
End of the year	40,000	40,000	40,000
Exercise Price | £ / shares	1.870	1.880	1.880
15 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 15, 2016	Dec. 15, 2016	Dec. 15, 2016
Beginning of the year	102,000	197,000
Granted			197,000
Exercised
Forfeited	10,000	95,000
End of the year	92,000	102,000	197,000
Exercise Price | £ / shares	1.210	1.210	1.210
19 December 2016 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 19, 2016	Dec. 19, 2016	Dec. 19, 2016
Beginning of the year	1,104,250	1,110,000
Granted			1,110,000
Exercised
Forfeited	386,875	5,750
End of the year	717,375	1,104,250	1,110,000
Exercise Price | £ / shares	1.210	1.210	1.210
15 December 2017 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Dec. 15, 2017	Dec. 15, 2016
Beginning of the year	1,351,250
Granted		1,351,250
Exercised
Forfeited	433,500
End of the year	917,750	1,351,250
Exercise Price | £ / shares	0.46	0.46
2 April 2018 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Apr. 02, 2018
Beginning of the year
Granted	20,000
Exercised
Forfeited
End of the year	20,000
Exercise Price | £ / shares	0.83
2 April 2018 [Member]
DateOfGrantLineItems [Line Items]
Grant date	Apr. 02, 2018
Beginning of the year
Granted	90,000
Exercised
Forfeited
End of the year	90,000
Exercise Price | £ / shares	1.21